SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Electronic equipment [Member]
Estimated useful lives of the assets	5 years
Office Equipment And Furniture [Member]
Estimated useful lives of the assets	5 years
Transportation Vehicles [Member]
Estimated useful lives of the assets	5 years
Building [Member]
Estimated useful lives of the assets	50 years